Fair Value Measurements (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred Compensation Liability, Classified, Noncurrent	$ 17.9	$ 14.8	$ 53.7
Additional paid-in capital	2,407.8	2,427.2	0.0
Long-term borrowings, carrying value	3,262.7	3,358.0	0.0
Long-term borrowings, fair value	3,240.5	3,321.4
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Market (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred Compensation Liability, Classified, Noncurrent	0.0	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred Compensation Liability, Classified, Noncurrent	17.9	14.8	53.7
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred Compensation Liability, Classified, Noncurrent	$ 0.0	0.0	$ 0.0
Danaher Corporation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred Compensation Liability, Classified, Noncurrent		21.7
Conversion of Deferred Compensation Program [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred Compensation Liability, Classified, Noncurrent		(19.2)
Additional paid-in capital		$ 19.2